Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (1,359,337)	$ (1,576,311)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	11,831	10,687
Bad debt expense	4,221	23,244
Loss on disposal of fixed assets	4,816
Amortization of deferred financing costs	132,296	2,832
Amortization of beneficial conversion option	252,623
Stock issued for services	65,625	62,500
Stock options compensation	153,420	137,878
Gain on retirement of debt	(419,090)
Note conversion warrant expense		137,970
Note offer warrant expense	279,169	97,435
Changes in operating assets and liabilities:
Accounts receivable	(40,539)	(65,713)
Prepaid expenses and other current assets	(11,829)	(104,099)
Accounts payable and accrued expenses	(31,427)	(24,628)
Deferred compensation	(1,846)
Other long-term liabilities - related parties	28,872	(11,727)
Deferred interest expense	(3,542)	21,984
Deferred revenues	38,511	27,267
Total adjustments	236,893	315,630
Net cash used in operating activities	(1,122,444)	(1,260,681)
Cash flows from investing activities:
Purchases of property and equipment	(12,624)	(6,867)
Net cash used in investing activities	(12,624)	(6,867)
Cash flows from financing activities:
Sale of Common Stock		559,285
Exercise of stock options		3,499
Payment of deferred financing costs	(317,527)	(53,029)
Proceeds from notes payable	2,320,000	315,000
Proceeds from notes payable - related parties	390,000	375,000
Repayment of notes payable	(786,461)	(266,573)
Repayment of notes payable - related parties	(34,969)	(92,806)
Net cash provided by financing activities	1,571,043	840,376
Net increase (decrease) in cash	435,975	(427,172)
Cash - beginning of period	689,946	1,117,118
Cash - end of period	1,125,921	689,946
Supplemental disclosure of cash flow information:
Cash paid during the period for interest and taxes	170,889	56,702
Supplemental disclosure of non-cash financing activities:
Accrued interest notes payable converted to equity		35,039
Discount on notes payable for beneficial conversion feature	248,523	121,154
Discount on notes payable - related parties for beneficial conversion feature		144,231
Discount on notes payable for warrants	103,637
Discount on notes payable - related parties for warrants	61,801
Notes payable conversion warrant expense		113,762
Notes payable conversion underwriting warrant expense		24,207
Notes payable converted to equity		$ 135,000